MANNING & NAPIER FUND, INC.

Supplement dated April 20, 2012 to the prospectus dated March 1, 2012 for the following Series and Classes (the “Prospectus”):

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Parts 1 and 2 of this supplement address upcoming enhancements expected to be made to the Manning & Napier Fund, Inc. Target Series mutual funds effective in June 2012:

1.	Changes to the principal investment strategy of the Pro-Blend Conservative Term Series, one of the current underlying funds of the Target Income Series and the Target 2010 Series

The Manning & Napier Fund, Inc. Pro-Blend Conservative Term Series is the underlying fund of the Target Income Series and one of the underlying funds of the Target 2010 Series. Effective on or about June 5, 2012, the principal investment strategy of the Pro-Blend Conservative Term Series with respect to its investments in equity securities will change to include (i) a greater emphasis on dividend-paying common stocks, which will be selected using a quantitative method, and (ii) a larger allocation to securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs).

2.	Changes to the Target Series’ glide path

Effective on or about June 5, 2012, the Series’ glide path, which determines the Series’ target allocations among the underlying funds over time, will change. In connection with this change:

a)	Effective on or about June 5, 2012, each Series other than the Target Income Series will reach its most conservative allocation five years after its target date. Previously, a Series reached its most conservative allocation six years after its target date.
c)	When the glide path changes have been implemented, the Target Series’ current target allocations among the underlying funds will be changed as set forth below:

Series	Pro-Blend Conservative Term Series	Pro-Blend Moderate Term Series	Pro-Blend Extended Term Series	Pro-Blend Maximum Term Series
Target Income Series	100%	0%	0%	0%
Target 2010 Series	40%	60%	0%	0%
Target 2020 Series	0%	40%	60%	0%
Target 2030 Series	0%	0%	60%	40%
Target 2040 Series	0%	0%	10%	90%
Target 2050 Series	0%	0%	0%	100%

3.	In the Target 2040 Series Summary Section of the prospectus, the lowest quarterly return in the section titled “Summary of Past Performance” is hereby deleted and replaced with the following:

Lowest (quarter ended 9/30/11): (16.98%)